Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest

	December 31,	December 31,
	2019	2018

Beginning Balance	$7,918,096	$8,799,460
Proportionate shares of net loss	(3,601,728)	(896,769)
Foreign currency translation adjustment	29,848	15,405

Total	$4,346,216	$7,918,096